FORM 13F


                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signing:

         /s/ Frederick W. Green         Valhalla, New York           01/18/05
         ----------------------         ------------------           --------
              [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:                    --

Form 13F Information Table Entry Total:              116

Form 13F Information Table Value Total:              $1,553,249,706 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
31-Dec-04

Item 1                     Item 2       Item 3       Item 4                  Item 5          Item 6     Item 7         Item 8
---------------------  --------------  ---------   -----------    -----------------------  ----------  -------- --------------------
                                                                                                                   Voting Authority
                                                   Fair Market     SHRS or     SH/   Put/  Investment   Other   --------------------
Name of Issuer         Title of Class    CUSIP        Value        PRN AMT     PRN   Call  Discretion  Managers  Sole   Shared  None
---------------------  --------------  ---------   -----------    ---------    ---   ----  ----------  -------- ------- ------  ----
Equities

Equities

COMMON STOCK
Adelphia
Communications Corp.    COMMON STOCK   006848105       579,425    1,505,000    SH          (a) Sole             (a) Sole
Adelphia
Communications Corp.    COMMON STOCK   006848105       616,000    1,600,000    SH          (b) Shared           (a) Sole
Amgen, Inc.             COMMON STOCK   031162100     1,799,728       28,055    SH          (b) Shared           (a) Sole
Bank of America
Corporation             COMMON STOCK   060505104     3,173,000       67,525    SH          (b) Shared           (a) Sole
Caesars
Entertainment, Inc.     COMMON STOCK   127687101    57,914,866    2,875,614    SH          (a) Sole             (a) Sole
Caesars
Entertainment, Inc.     COMMON STOCK   127687101     8,540,367      424,050    SH          (b) Shared           (a) Sole
Dictaphone
Corporation             COMMON STOCK   253588107     3,061,356      510,226    SH          (a) Sole             (a) Sole
Dictaphone
Corporation             COMMON STOCK   253588107     1,023,420      170,570    SH          (b) Shared           (a) Sole
Dreyer's Grand Ice
Cream, Inc.             COMMON STOCK   261877104    90,967,858    1,131,019    SH          (a) Sole             (a) Sole
Dreyer's Grand Ice
Cream, Inc.             COMMON STOCK   261877104     7,351,302       91,400    SH          (b) Shared           (a) Sole
ebookers plc ADR        COMMON STOCK   278725106       936,166       77,884    SH          (a) Sole             (a) Sole
eCOST.com, Inc.         COMMON STOCK   27922W107       245,187       15,353    SH          (a) Sole             (a) Sole
eCOST.com, Inc.         COMMON STOCK   27922W107       552,977       34,626    SH          (b) Shared           (a) Sole
First Data
Corporation             COMMON STOCK   319963104     1,855,510       43,618    SH          (b) Shared           (a) Sole
Fidelity National
Financial, Inc.         COMMON STOCK   316326107    30,489,292      667,600    SH          (a) Sole             (a) Sole
Fidelity National
Financial, Inc.         COMMON STOCK   316326107     3,617,064       79,200    SH          (b) Shared           (a) Sole
Fisher Scientific
International Inc.      COMMON STOCK   338032204     1,289,020       20,664    SH          (b) Shared           (a) Sole
Greater Bay Bancorp     COMMON STOCK   391648102     5,088,100      182,500    SH          (a) Sole             (a) Sole
Guidant Corporation     COMMON STOCK   401698105   100,206,382    1,389,825    SH          (a) Sole             (a) Sole
Guidant Corporation     COMMON STOCK   401698105    13,026,667      180,675    SH          (b) Shared           (a) Sole
Gold Banc Corporation   COMMON STOCK   379907108    10,627,278      726,900    SH          (a) Sole             (a) Sole
Hollywood
Entertainment
Corporation             COMMON STOCK   436141105    16,138,281    1,232,871    SH          (a) Sole             (a) Sole
Hollywood
Entertainment
Corporation             COMMON STOCK   436141105     2,805,187      214,300    SH          (b) Shared           (a) Sole
Instinet Group
Incorporated            COMMON STOCK   457750107     7,276,926    1,206,787    SH          (a) Sole             (a) Sole
International Steel
Group, Inc.             COMMON STOCK   460377104    61,898,616    1,526,100    SH          (a) Sole             (a) Sole
International Steel
Group, Inc.             COMMON STOCK   460377104     7,349,472      181,200    SH          (b) Shared           (a) Sole
Gartner, Inc. Class B   COMMON STOCK   366651206     3,094,007      251,750    SH          (a) Sole             (a) Sole
Gartner, Inc. Class B   COMMON STOCK   366651206     2,419,286      196,850    SH          (b) Shared           (a) Sole
Juniper
Networks, Inc.          COMMON STOCK   48203R104     1,998,465       73,500    SH          (b) Shared           (a) Sole
King
Pharmaceuticals, Inc.   COMMON STOCK   495582108    29,537,172    2,382,030    SH          (a) Sole             (a) Sole
King
Pharmaceuticals, Inc.   COMMON STOCK   495582108     3,828,748      308,770    SH          (b) Shared           (a) Sole
Kerr-McGee
Corporation             COMMON STOCK   492386107     1,522,246       26,341    SH          (b) Shared           (a) Sole
LifePoint Hospitals,
Inc.                    COMMON STOCK   53219L109     7,834,500      225,000    SH          (a) Sole             (a) Sole
LifePoint Hospitals,
Inc.                    COMMON STOCK   53219L109       992,370       28,500    SH          (b) Shared           (a) Sole
Lyondell Chemical
Company                 COMMON STOCK   552078107     2,522,113       87,210    SH          (b) Shared           (a) Sole
PC Mall, Inc.           COMMON STOCK   69323K100       732,296       32,721    SH          (a) Sole             (a) Sole

Item 1                     Item 2       Item 3       Item 4                  Item 5          Item 6     Item 7         Item 8
---------------------  --------------  ---------   -----------    -----------------------  ----------  -------- --------------------
                                                                                                                   Voting Authority
                                                   Fair Market     SHRS or     SH/   Put/  Investment   Other   --------------------
Name of Issuer         Title of Class    CUSIP        Value        PRN AMT     PRN   Call  Discretion  Managers  Sole   Shared  None
---------------------  --------------  ---------   -----------    ---------    ---   ----  ----------  -------- ------- ------  ----
PC Mall, Inc.           COMMON STOCK   69323K100       466,511       20,845    SH          (b) Shared           (a) Sole
Manpower Inc.           COMMON STOCK   56418H100       671,708       13,907    SH          (b) Shared           (a) Sole
Mandalay Resort Group   COMMON STOCK   562567107    76,663,055    1,088,500    SH          (a) Sole             (a) Sole
Mandalay Resort Group   COMMON STOCK   562567107    10,289,823      146,100    SH          (b) Shared           (a) Sole
Manulife Financial
Corporation             COMMON STOCK   56501R106       120,490        2,608    SH          (b) Shared           (a) Sole
Metro-Goldwyn-Mayer
Inc.                    COMMON STOCK   591610100    27,770,094    2,337,550    SH          (a) Sole             (a) Sole
Magnum Hunter
Resources, Inc.         COMMON STOCK   55972F203    35,298,270    2,736,300    SH          (a) Sole             (a) Sole
Magnum Hunter
Resources, Inc.         COMMON STOCK   55972F203     6,150,720      476,800    SH          (b) Shared           (a) Sole
Mylan Laboratories
Inc.                    COMMON STOCK   628530107        26,520        1,500    SH          (a) Sole             (a) Sole
Mylan Laboratories
Inc.                    COMMON STOCK   628530107     4,676,360      264,500    SH          (b) Shared           (a) Sole
NeighborCare, Inc.      COMMON STOCK   64015Y104    22,920,499      746,110    SH          (a) Sole             (a) Sole
NeighborCare, Inc.      COMMON STOCK   64015Y104     3,329,833      108,393    SH          (b) Shared           (a) Sole
Noranda, Inc.           COMMON STOCK   655422103    30,073,720    1,710,970    SH          (a) Sole             (a) Sole
Noranda, Inc.           COMMON STOCK   655422103     4,700,617      267,430    SH          (b) Shared           (a) Sole
NextWave Telecom,
Inc.                    COMMON STOCK   65332M103    35,444,919    4,770,514    SH          (a) Sole             (a) Sole
NextWave Telecom,
Inc.                    COMMON STOCK   65332M103     7,794,813    1,049,100    SH          (b) Shared           (a) Sole
Nextel
Communications, Inc.    COMMON STOCK   65332V103    49,344,000    1,644,800    SH          (a) Sole             (a) Sole
Nextel
Communications, Inc.    COMMON STOCK   65332V103     5,955,000      198,500    SH          (b) Shared           (a) Sole
OfficeMax, Inc.         COMMON STOCK   67622P101    48,400,355    1,542,395    SH          (a) Sole             (a) Sole
OfficeMax, Inc.         COMMON STOCK   67622P101     6,910,033      220,205    SH          (b) Shared           (a) Sole
Price Communications
Corporation             COMMON STOCK   741437305    59,309,406    3,190,393    SH          (a) Sole             (a) Sole
Price Communications
Corporation             COMMON STOCK   741437305     6,906,724      371,529    SH          (b) Shared           (a) Sole
Province Healthcare
Company                 COMMON STOCK   743977100    42,795,467    1,914,786    SH          (a) Sole             (a) Sole
Province Healthcare
Company                 COMMON STOCK   743977100     6,169,002      276,018    SH          (b) Shared           (a) Sole
PeopleSoft, Inc.        COMMON STOCK   712713106     7,862,550      296,700    SH          (a) Sole             (a) Sole
Penn West
Petroleum Ltd.          COMMON STOCK   707886602     8,938,700      135,140    SH          (a) Sole             (a) Sole
Penn West
Petroleum Ltd.          COMMON STOCK   707886602     1,895,687       28,660    SH          (b) Shared           (a) Sole
Riggs National
Corporation             COMMON STOCK   766570105    41,688,713    1,960,899    SH          (a) Sole             (a) Sole
Riggs National
Corporation             COMMON STOCK   766570105     6,317,260      297,143    SH          (b) Shared           (a) Sole
R.R. Donnelley &
Sons Company            COMMON STOCK   257867101     1,511,824       42,840    SH          (b) Shared           (a) Sole
Sears, Roebuck
and Co.                 COMMON STOCK   812387108    61,011,468    1,195,600    SH          (a) Sole             (a) Sole
Sears, Roebuck
and Co.                 COMMON STOCK   812387108     4,694,760       92,000    SH          (b) Shared           (a) Sole
Sagem SA ordinary       COMMON STOCK    B058TZ6          5,328          250    SH          (a) Sole             (a) Sole
Sagem SA ordinary       COMMON STOCK    B058TZ6      1,716,762       80,550    SH          (b) Shared           (a) Sole
SunGard Data
Systems Inc.            COMMON STOCK   867363103    29,525,526    1,042,200    SH          (a) Sole             (a) Sole
SunGard Data
Systems Inc.            COMMON STOCK   867363103     4,473,307      157,900    SH          (b) Shared           (a) Sole
Select Medical
Corporation             COMMON STOCK   816196109    47,690,720    2,709,700    SH          (a) Sole             (a) Sole
Select Medical
Corporation             COMMON STOCK   816196109    10,065,440      571,900    SH          (b) Shared           (a) Sole
SNECMA ordinary         COMMON STOCK    B01G095      4,793,539      193,984    SH          (a) Sole             (a) Sole
SNECMA ordinary         COMMON STOCK    B01G095      2,477,031      100,240    SH          (b) Shared           (a) Sole

Item 1                     Item 2       Item 3       Item 4                  Item 5          Item 6     Item 7         Item 8
---------------------  --------------  ---------   -----------    -----------------------  ----------  -------- --------------------
                                                                                                                   Voting Authority
                                                   Fair Market     SHRS or     SH/   Put/  Investment   Other   --------------------
Name of Issuer         Title of Class    CUSIP        Value        PRN AMT     PRN   Call  Discretion  Managers  Sole   Shared  None
---------------------  --------------  ---------   -----------    ---------    ---   ----  ----------  -------- ------- ------  ----
Sola International
Inc.                    COMMON STOCK   834092108     6,885,000      250,000    SH          (a) Sole             (a) Sole
Sovereign Bancorp,
Inc.                    COMMON STOCK   845905108     1,049,815       46,555    SH          (b) Shared           (a) Sole
STATS ChipPAC Ltd.
ordinary                COMMON STOCK    6207463     14,359,705   23,463,570    SH          (a) Sole             (a) Sole
STATS ChipPAC Ltd.
ordinary                COMMON STOCK    6207463      1,285,653    2,100,740    SH          (b) Shared           (a) Sole
STATS ChipPAC Ltd.      COMMON STOCK   85771T104     3,475,719      567,928    SH          (a) Sole             (a) Sole
STATS ChipPAC Ltd.      COMMON STOCK   85771T104       492,990       80,554    SH          (b) Shared           (a) Sole
Telus Corporation
(non-voting)            COMMON STOCK   87971M202     2,825,798       96,900    SH          (a) Sole             (a) Sole
Tellabs, Inc.           COMMON STOCK   879664100       765,103       89,069    SH          (b) Shared           (a) Sole
Telewest Global, Inc.   COMMON STOCK   87956T107     4,409,767      250,840    SH          (a) Sole             (a) Sole
Telewest Global, Inc.   COMMON STOCK   87956T107     2,455,223      139,660    SH          (b) Shared           (a) Sole
T-Online
International AG        COMMON STOCK    5932722     42,691,101    3,191,858    SH          (a) Sole             (a) Sole
T-Online
International AG        COMMON STOCK    5932722      4,634,437      346,500    SH          (b) Shared           (a) Sole
The Titan Corporation   COMMON STOCK   888266103     2,894,940      178,700    SH          (a) Sole             (a) Sole
Lin TV Corp.            COMMON STOCK   532774106    30,791,110    1,612,100    SH          (a) Sole             (a) Sole
Lin TV Corp.            COMMON STOCK   532774106     3,172,510      166,100    SH          (b) Shared           (a) Sole
UnitedHealth Group
Incorporated            COMMON STOCK   91324P102     4,829,062       54,857    SH          (b) Shared           (a) Sole
Unisource Energy
Corporation             COMMON STOCK   909205106    11,925,409      494,625    SH          (a) Sole             (a) Sole
Unisource Energy
Corporation             COMMON STOCK   909205106     2,052,364       85,125    SH          (b) Shared           (a) Sole
Univision
Communications Inc.     COMMON STOCK   914906102       497,590       17,000    SH          (b) Shared           (a) Sole
Varco International,
Inc.                    COMMON STOCK   922122106     7,523,615      258,100    SH          (a) Sole             (a) Sole
VERITAS Software
Corporation             COMMON STOCK   923436109    44,389,540    1,554,800    SH          (a) Sole             (a) Sole
VERITAS Software
Corporation             COMMON STOCK   923436109     4,859,210      170,200    SH          (b) Shared           (a) Sole
Wachovia Corporation    COMMON STOCK   929903102     1,052,999       20,019    SH          (b) Shared           (a) Sole
WMC Resources
Limited ADR             COMMON STOCK   92928R106     7,920,054      350,600    SH          (a) Sole             (a) Sole
WMC Resources
Limited ADR             COMMON STOCK   92928R106     3,738,645      165,500    SH          (b) Shared           (a) Sole
WMC Resources
Limited ordinary        COMMON STOCK    6571469     25,225,662    4,466,300    SH          (a) Sole             (a) Sole
WMC Resources
Limited ordinary        COMMON STOCK    6571469      3,494,418      618,700    SH          (b) Shared           (a) Sole
Yellow Roadway
Corporation             COMMON STOCK   985577105     1,990,240       35,725    SH          (b) Shared           (a) Sole

PREFERRED STOCK
TNP Enterprises
14.5% preferred       PREFERRED STOCK  872594403     5,771,144       50,075    SH          (a) Sole             (a) Sole

WARRANTS
Dictaphone Corp
warrants                  WARRANTS       dctwv          15,118      241,889    SH          (a) Sole             (a) Sole
Dictaphone Corp
warrants                  WARRANTS       dctwv           4,530       72,482    SH          (b) Shared           (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia
Communications
senior note
10.250% Due 06-15-11  CORPORATE BONDS  006848BJ3    15,262,500   15,000,000    PRN         (a) Sole             (a) Sole

Item 1                     Item 2       Item 3       Item 4                  Item 5          Item 6     Item 7         Item 8
---------------------  --------------  ---------   -----------    -----------------------  ----------  -------- --------------------
                                                                                                                   Voting Authority
                                                   Fair Market     SHRS or     SH/   Put/  Investment   Other   --------------------
Name of Issuer         Title of Class    CUSIP        Value        PRN AMT     PRN   Call  Discretion  Managers  Sole   Shared  None
---------------------  --------------  ---------   -----------    ---------    ---   ----  ----------  -------- ------- ------  ----
Adelphia
Communications
senior note
9.375% Due 11-15-09   CORPORATE BONDS  006848BE4    13,738,185   13,842,000    PRN         (a) Sole             (a) Sole
Adelphia
Communications
senior note
9.375% Due 11-15-09   CORPORATE BONDS  006848BE4     3,829,065    3,858,000    PRN         (b) Shared           (a) Sole
Adelphia
Communications
convertible note
6.000% Due 02-15-06   CORPORATE BONDS  006848BG9     5,527,500   25,125,000    PRN         (a) Sole             (a) Sole
Adelphia
Communications
convertible note
6.000% Due 02-15-06   CORPORATE BONDS  006848BG9       825,000    3,750,000    PRN         (b) Shared           (a) Sole
Adelphia
Communications
convertible note
3.250% Due 05-01-21   CORPORATE BONDS  006848BH7     4,720,760   21,458,000    PRN         (a) Sole             (a) Sole
Adelphia
Communications
convertible note
3.250% Due 05-01-21   CORPORATE BONDS  006848BH7       157,740      717,000    PRN         (b) Shared           (a) Sole
Adelphia
Communications
senior note
9.250% Due 10-01-02   CORPORATE BONDS  006848AS4    11,314,912   11,695,000    PRN         (a) Sole             (a) Sole
Roadway Corp. note    CORPORATE BONDS  769742AB3    30,628,369   27,195,000    PRN         (a) Sole             (a) Sole
8.250% Due 12-01-08

GRAND TOTAL                                      1,553,249,706